Titanium Annuity Variable Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Contract Owners of Titanium Annuity Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Titanium Annuity Variable Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 20, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Growth & Income Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Index Asset Allocation Fund, Class 2

Allspring VT Opportunity Fund, Class 2

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Government Money Market Portfolio

DWS CROCI U.S. VIP, Class A

DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Franklin Global Real Estate VIP Fund, Class 2

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Government Securities Fund, Series I

Invesco V.I. Technology Fund, Series I

MFS VIT Growth Series, Initial Class

MFS VIT II High Yield Portfolio, Initial Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT Research Series, Initial Class

MFS VIT Total Return Series, Initial Class

MFS VIT Value Series, Initial Class

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

The statement of changes in net assets for the period from January 1, 2024 to April 29, 2024 (date of liquidation).

Allspring VT International Equity Fund, Class 1

Statement of operations for the year period from January 1, 2025 to September 10, 2025 (date of liquidation) and the statements of changes in net assets from January 1, 2025 to September 10, 2025 (date of liquidation) and the year ended December 31, 2024.

DWS Small Mid Cap Growth VIP, Class A

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2

ASSETS:
Investments at fair value (1)	$15,645	$464,678	$227,458	$464,247	$307,325	$53,270	$169,468
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	18	9	18	12	2	7
Receivable from the Company	-	1,907	-	927	595	-	591
Total assets	15,646	466,603	227,467	465,192	307,932	53,272	170,066

LIABILITIES:
Payable to the Contracts	1	18	9	18	12	2	7
Payable to the Company	-	-	7	-	-	4	-
Total liabilities	1	18	16	18	12	6	7

NET ASSETS	$15,645	$466,585	$227,451	$465,174	$307,920	$53,266	$170,059

ANALYSIS OF NET ASSETS
Accumulation period	$15,645	$387,526	$227,451	$434,687	$270,052	$53,266	$150,026
Annuity period	-	79,059	-	30,487	37,868	-	20,033
Total net assets	$15,645	$466,585	$227,451	$465,174	$307,920	$53,266	$170,059

Fair value per share (NAV)	$22.56	$128.85	$35.12	$103.17	$23.82	$18.64	$25.29
Shares outstanding in the Separate Account	693	3,606	6,477	4,500	12,902	2,858	6,701

(1) Investments in mutual fund shares, at cost	$11,541	$323,653	$124,246	$301,313	$248,468	$65,377	$156,634

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio	DWS CROCI U.S. VIP, Class A	DWS Equity 500 Index VIP, Class A

ASSETS:
Investments at fair value (1)	$2,107	$264,106	$62,060	$90,602	$554,110	$23,849	$50,574
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	-	10	2	3	21	1	2
Receivable from the Company	1	287	-	-	403	-	-
Total assets	2,108	264,403	62,062	90,605	554,534	23,850	50,576

LIABILITIES:
Payable to the Contracts	-	10	2	3	21	1	2
Payable to the Company	-	-	8	3	-	1	2
Total liabilities	-	10	10	6	21	2	4

NET ASSETS	$2,108	$264,393	$62,052	$90,599	$554,513	$23,848	$50,572

ANALYSIS OF NET ASSETS
Accumulation period	$2,108	$244,783	$62,052	$90,599	$531,530	$23,848	$50,572
Annuity period	-	19,610	-	-	22,983	-	-
Total net assets	$2,108	$264,393	$62,052	$90,599	$554,513	$23,848	$50,572

Fair value per share (NAV)	$20.00	$25.70	$58.50	$33.67	$1.00	$18.82	$32.55
Shares outstanding in the Separate Account	105	10,277	1,061	2,691	554,110	1,267	1,554

(1) Investments in mutual fund shares, at cost	$1,882	$246,564	$39,555	$93,753	$554,110	$17,098	$30,135

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I

ASSETS:
Investments at fair value (1)	$106,285	$5,833	$95,037	$458,008	$624,384	$3,265	$87,503
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	4	-	4	18	24	-	3
Receivable from the Company	-	-	-	-	-	12	12
Total assets	106,289	5,833	95,041	458,026	624,408	3,277	87,518

LIABILITIES:
Payable to the Contracts	4	-	4	18	24	-	3
Payable to the Company	7	-	4	32	298	-	-
Total liabilities	11	-	8	50	322	-	3

NET ASSETS	$106,278	$5,833	$95,033	$457,976	$624,086	$3,277	$87,515

ANALYSIS OF NET ASSETS
Accumulation period	$106,278	$5,833	$95,033	$457,976	$622,542	$3,277	$76,259
Annuity period	-	-	-	-	1,544	-	11,256
Total net assets	$106,278	$5,833	$95,033	$457,976	$624,086	$3,277	$87,515

Fair value per share (NAV)	$15.02	$14.09	$13.06	$81.00	$36.03	$75.21	$18.27
Shares outstanding in the Separate Account	7,076	414	7,277	5,654	17,330	43	4,789

(1) Investments in mutual fund shares, at cost	$94,726	$5,441	$104,780	$307,071	$505,641	$3,152	$87,705

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS VIT Growth Series, Initial Class	MFS VIT II High Yield Portfolio, Initial Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Research Series, Initial Class

ASSETS:
Investments at fair value (1)	$64,398	$14,066	$237,090	$333,460	$4,335	$152,149	$28,366
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	1	9	13	-	6	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	64,400	14,067	237,099	333,473	4,335	152,155	28,367

LIABILITIES:
Payable to the Contracts	2	1	9	13	-	6	1
Payable to the Company	4	-	28	11	-	4	1
Total liabilities	6	1	37	24	-	10	2

NET ASSETS	$64,394	$14,066	$237,062	$333,449	$4,335	$152,145	$28,365

ANALYSIS OF NET ASSETS
Accumulation period	$64,394	$14,066	$237,062	$333,449	$4,335	$152,145	$28,365
Annuity period	-	-	-	-	-	-	-
Total net assets	$64,394	$14,066	$237,062	$333,449	$4,335	$152,145	$28,365

Fair value per share (NAV)	$36.11	$10.65	$25.69	$67.85	$5.09	$26.16	$30.49
Shares outstanding in the Separate Account	1,783	1,321	9,228	4,915	852	5,816	930

(1) Investments in mutual fund shares, at cost	$54,767	$15,653	$169,286	$229,846	$4,682	$147,580	$25,056

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Series, Initial Class	MFS VIT Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$245,506	$4,783	$51,519	$11,089
Receivable from the Contracts	-	-	-	-
Receivable from the fund manager	9	-	2	-
Receivable from the Company	-	1	-	-
Total assets	245,515	4,784	51,521	11,089

LIABILITIES:
Payable to the Contracts	9	-	2	-
Payable to the Company	135	-	78	-
Total liabilities	144	-	80	-

NET ASSETS	$245,371	$4,784	$51,441	$11,089

ANALYSIS OF NET ASSETS
Accumulation period	$244,721	$4,784	$44,741	$11,089
Annuity period	650	-	6,700	-
Total net assets	$245,371	$4,784	$51,441	$11,089

Fair value per share (NAV)	$23.33	$22.26	$16.22	$13.17
Shares outstanding in the Separate Account	10,523	215	3,176	842

(1) Investments in mutual fund shares, at cost	$231,909	$4,270	$43,295	$12,976

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2

INVESTMENT INCOME:
Dividend income	$409	$-	$3,324	$-	$-	$-	$-

EXPENSES:
Mortality and expense risk and admin	200	5,832	2,947	5,844	4,134	686	2,307

NET INVESTMENT INCOME (LOSS)	209	(5,832)	377	(5,844)	(4,134)	(686)	(2,307)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	207	21,491	10,145	16,845	4,696	(897)	1,036
Capital gain distributions	1,476	73,094	25,239	49,960	-	618	1,204

Net realized gain (loss) on investments	1,683	94,585	35,384	66,805	4,696	(279)	2,240

Change in net unrealized appreciation (depreciation) on investments	107	27,756	2,027	47,022	42,645	3,637	6,800

Net realized and unrealized gain (loss) on investments	1,790	122,341	37,411	113,827	47,341	3,358	9,040

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,999	$116,509	$37,788	$107,983	$43,207	$2,672	$6,733

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio	DWS CROCI U.S. VIP, Class A	DWS Equity 500 Index VIP, Class A

INVESTMENT INCOME:
Dividend income	$25	$132	$153	$312	$20,418	$284	$489

EXPENSES:
Mortality and expense risk and admin	28	3,507	827	1,187	7,368	294	640

NET INVESTMENT INCOME (LOSS)	(3)	(3,375)	(674)	(875)	13,050	(10)	(151)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	10	1,752	2,382	(87)	-	64	275
Capital gain distributions	170	26,503	4,879	12,605	-	1,841	4,044

Net realized gain (loss) on investments	180	28,255	7,261	12,518	-	1,905	4,319

Change in net unrealized appreciation (depreciation) on investments	14	(11,534)	1,483	(4,527)	-	1,319	2,816

Net realized and unrealized gain (loss) on investments	194	16,721	8,744	7,991	-	3,224	7,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191	$13,346	$8,070	$7,116	$13,050	$3,214	$6,984

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I

INVESTMENT INCOME:
Dividend income	$1,356	$-	$51	$1,231	$-	$3,845	$-

EXPENSES:
Mortality and expense risk and admin	1,389	18	72	1,252	6,119	8,087	44

NET INVESTMENT INCOME (LOSS)	(33)	(18)	(21)	(21)	(6,119)	(4,242)	(44)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,109	(156)	(1)	(364)	11,581	6,199	(1)
Capital gain distributions	5,792	137	574	-	41,980	44,262	271

Net realized gain (loss) on investments	6,901	(19)	573	(364)	53,561	50,461	270

Change in net unrealized appreciation (depreciation) on investments	4,731	155	278	5,883	(3,923)	33,870	(125)

Net realized and unrealized gain (loss) on investments	11,632	136	851	5,519	49,638	84,331	145

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,599	$118	$830	$5,498	$43,519	$80,089	$101

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS VIT Growth Series, Initial Class	MFS VIT II High Yield Portfolio, Initial Class	MFS VIT Investors Trust Series, Initial Class

INVESTMENT INCOME:
Dividend income	$1,755	$891	$427	$-	$-	$283	$2,297

EXPENSES:
Mortality and expense risk and admin	1,147	872	191	3,154	4,639	58	1,977

NET INVESTMENT INCOME (LOSS)	608	19	236	(3,154)	(4,639)	225	320

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(37)	769	(28)	9,474	11,908	(8)	1,537
Capital gain distributions	4,457	3,956	-	26,369	61,155	-	58,788

Net realized gain (loss) on investments	4,420	4,725	(28)	35,843	73,063	(8)	60,325

Change in net unrealized appreciation (depreciation) on investments	3,814	3,931	574	8,374	(34,369)	71	(44,285)

Net realized and unrealized gain (loss) on investments	8,234	8,656	546	44,217	38,694	63	16,040

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,842	$8,675	$782	$41,063	$34,055	$288	$16,360

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Research Series, Initial Class	MFS VIT Total Return Series, Initial Class	MFS VIT Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$257	$6,296	$73	$1,090	$-

EXPENSES:
Mortality and expense risk and admin	378	3,207	63	657	146

NET INVESTMENT INCOME (LOSS)	(121)	3,089	10	433	(146)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,460	617	7	448	(35)
Capital gain distributions	6,289	16,788	341	3,043	-

Net realized gain (loss) on investments	8,749	17,405	348	3,491	(35)

Change in net unrealized appreciation (depreciation) on investments	(5,448)	824	134	7,448	1,522

Net realized and unrealized gain (loss) on investments	3,301	18,229	482	10,939	1,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,180	$21,318	$492	$11,372	$1,341

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Concluded)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$209	$(5,832)	$377	$(5,844)	$(4,134)	$(686)	$(2,307)
Net realized gain (loss) on investments	1,683	94,585	35,384	66,805	4,696	(279)	2,240
Change in net unrealized appreciation (depreciation) on investments	107	27,756	2,027	47,022	42,645	3,637	6,800

Net increase (decrease) in net assets resulting from operations	1,999	116,509	37,788	107,983	43,207	2,672	6,733

CONTRACT TRANSACTIONS:
Contract owners' net payments	120	120	120	-	240	120	-
Contract maintenance charges	(18)	(220)	(188)	(164)	(286)	(114)	(151)
Contract owners' benefits	-	(29,415)	(9,134)	(18,432)	(18,019)	(1,920)	(15,775)
Net transfers (to) from the Company and/or Subaccounts	(172)	(16,356)	(6,694)	(14,338)	(2,773)	2,597	4,871

Increase (decrease) in net assets resulting from Contract transactions	(70)	(45,871)	(15,896)	(32,934)	(20,838)	683	(11,055)

Total increase (decrease) in net assets	1,929	70,638	21,892	75,049	22,369	3,355	(4,322)

NET ASSETS:
Beginning of period	13,716	395,947	205,559	390,125	285,551	49,911	174,381

End of period	$15,645	$466,585	$227,451	$465,174	$307,920	$53,266	$170,059

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio	DWS CROCI U.S. VIP, Class A	DWS Equity 500 Index VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3)	$(3,375)	$(674)	$(875)	$13,050	$(10)	$(151)
Net realized gain (loss) on investments	180	28,255	7,261	12,518	-	1,905	4,319
Change in net unrealized appreciation (depreciation) on investments	14	(11,534)	1,483	(4,527)	-	1,319	2,816

Net increase (decrease) in net assets resulting from operations	191	13,346	8,070	7,116	13,050	3,214	6,984

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	120	-	480	-	-
Contract maintenance charges	(7)	(291)	(67)	(139)	(652)	-	(14)
Contract owners' benefits	(58)	(17,688)	(5,614)	-	(18,994)	-	(89)
Net transfers (to) from the Company and/or Subaccounts	-	9,908	(296)	1,070	27,816	(2)	(6)

Increase (decrease) in net assets resulting from Contract transactions	(65)	(8,071)	(5,857)	931	8,650	(2)	(109)

Total increase (decrease) in net assets	126	5,275	2,213	8,047	21,700	3,212	6,875

NET ASSETS:
Beginning of period	1,982	259,118	59,839	82,552	532,813	20,636	43,697

End of period	$2,108	$264,393	$62,052	$90,599	$554,513	$23,848	$50,572

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(33)	$(18)	$(21)	$(21)	$(6,119)	$(4,242)	$(44)
Net realized gain (loss) on investments	6,901	(19)	573	(364)	53,561	50,461	270
Change in net unrealized appreciation (depreciation) on investments	4,731	155	278	5,883	(3,923)	33,870	(125)

Net increase (decrease) in net assets resulting from operations	11,599	118	830	5,498	43,519	80,089	101

CONTRACT TRANSACTIONS:
Contract owners' net payments	120	-	-	240	-	120	-
Contract maintenance charges	(62)	(6)	-	(99)	(356)	(311)	(6)
Contract owners' benefits	(7,858)	(2,010)	-	(181)	(26,395)	(22,624)	-
Net transfers (to) from the Company and/or Subaccounts	317	(2)	-	5,747	1,438	(357)	5

Increase (decrease) in net assets resulting from Contract transactions	(7,483)	(2,018)	-	5,707	(25,313)	(23,172)	(1)

Total increase (decrease) in net assets	4,116	(1,900)	830	11,205	18,206	56,917	100

NET ASSETS:
Beginning of period	102,162	1,900	5,003	83,828	439,770	567,169	3,177

End of period	$106,278	$-	$5,833	$95,033	$457,976	$624,086	$3,277

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS VIT Growth Series, Initial Class	MFS VIT II High Yield Portfolio, Initial Class	MFS VIT Investors Trust Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$608	$19	$236	$(3,154)	$(4,639)	$225	$320
Net realized gain (loss) on investments	4,420	4,725	(28)	35,843	73,063	(8)	60,325
Change in net unrealized appreciation (depreciation) on investments	3,814	3,931	574	8,374	(34,369)	71	(44,285)

Net increase (decrease) in net assets resulting from operations	8,842	8,675	782	41,063	34,055	288	16,360

CONTRACT TRANSACTIONS:
Contract owners' net payments	120	240	-	-	-	-	120
Contract maintenance charges	(47)	(105)	(35)	(152)	(188)	(14)	(48)
Contract owners' benefits	(3,602)	(2,356)	-	(17,779)	(30,481)	-	(2,827)
Net transfers (to) from the Company and/or Subaccounts	912	(733)	-	(8,149)	(49)	41	(61)

Increase (decrease) in net assets resulting from Contract transactions	(2,617)	(2,954)	(35)	(26,080)	(30,718)	27	(2,816)

Total increase (decrease) in net assets	6,225	5,721	747	14,983	3,337	315	13,544

NET ASSETS:
Beginning of period	81,290	58,673	13,319	222,079	330,112	4,020	138,601

End of period	$87,515	$64,394	$14,066	$237,062	$333,449	$4,335	$152,145

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Research Series, Initial Class	MFS VIT Total Return Series, Initial Class	MFS VIT Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(121)	$3,089	$10	$433	$(146)
Net realized gain (loss) on investments	8,749	17,405	348	3,491	(35)
Change in net unrealized appreciation (depreciation) on investments	(5,448)	824	134	7,448	1,522

Net increase (decrease) in net assets resulting from operations	3,180	21,318	492	11,372	1,341

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	120	-
Contract maintenance charges	(39)	(168)	(6)	(54)	(7)
Contract owners' benefits	(8,155)	(2,368)	-	(5,697)	-
Net transfers (to) from the Company and/or Subaccounts	26	5,152	1	(209)	360

Increase (decrease) in net assets resulting from Contract transactions	(8,168)	2,616	(5)	(5,840)	353

Total increase (decrease) in net assets	(4,988)	23,934	487	5,532	1,694

NET ASSETS:
Beginning of period	33,353	221,437	4,297	45,909	9,395

End of period	$28,365	$245,371	$4,784	$51,441	$11,089

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(181)	$(4,363)	$(1,653)	$(4,793)	$(3,565)	$(787)	$(2,023)
Net realized gain (loss) on investments	122	31,146	12,855	22,733	(7,583)	(14,826)	(3,410)
Change in net unrealized appreciation (depreciation) on investments	1,893	87,664	27,452	96,422	55,997	19,408	26,545

Net increase (decrease) in net assets resulting from operations	1,834	114,447	38,654	114,362	44,849	3,795	21,112

CONTRACT TRANSACTIONS:
Contract owners' net payments	120	186	120	100	373	420	-
Contract maintenance charges	(18)	(244)	(222)	(186)	(318)	(138)	(160)
Contract owners' benefits	-	(65,742)	(16,432)	(79,944)	(74,522)	(25,587)	(8,531)
Net transfers (to) from the Company and/or Subaccounts	(83)	4,415	(5,650)	22,549	9,818	(11,071)	5,911

Increase (decrease) in net assets resulting from Contract transactions	19	(61,385)	(22,184)	(57,481)	(64,649)	(36,376)	(2,780)

Total increase (decrease) in net assets	1,853	53,062	16,470	56,881	(19,800)	(32,581)	18,332

NET ASSETS:
Beginning of period	11,863	342,885	189,089	333,244	305,351	82,492	156,049

End of period	$13,716	$395,947	$205,559	$390,125	$285,551	$49,911	$174,381

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio	DWS CROCI U.S. VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2)	$384	$(3,432)	$(619)	$(791)	$15,919	$18
Net realized gain (loss) on investments	132	(7,010)	37,451	12,484	5,808	-	295
Change in net unrealized appreciation (depreciation) on investments	108	6,763	(1,862)	4,643	3,468	-	2,666

Net increase (decrease) in net assets resulting from operations	238	137	32,157	16,508	8,485	15,919	2,979

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	33	66	420	-	480	-
Contract maintenance charges	(8)	(12)	(347)	(72)	(146)	(656)	(4)
Contract owners' benefits	(48)	-	(62,878)	(35,059)	(1,694)	(40,235)	(898)
Net transfers (to) from the Company and/or Subaccounts	2	(20,198)	4,244	(2,193)	745	61,332	(64)

Increase (decrease) in net assets resulting from Contract transactions	(54)	(20,177)	(58,915)	(36,904)	(1,095)	20,921	(966)

Total increase (decrease) in net assets	184	(20,040)	(26,758)	(20,396)	7,390	36,840	2,013

NET ASSETS:
Beginning of period	1,798	20,040	285,876	80,235	75,162	495,973	18,623

End of period	$1,982	$-	$259,118	$59,839	$82,552	$532,813	$20,636

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(79)	$(221)	$(27)	$(2)	$409	$(6,288)	$(3,781)
Net realized gain (loss) on investments	2,570	3,393	14	568	(902)	33,015	50,813
Change in net unrealized appreciation (depreciation) on investments	5,670	6,415	80	(103)	(686)	99,394	65,735

Net increase (decrease) in net assets resulting from operations	8,161	9,587	67	463	(1,179)	126,121	112,767

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	120	-	-	240	499	120
Contract maintenance charges	(22)	(80)	(6)	(10)	(103)	(364)	(351)
Contract owners' benefits	(72)	(7,328)	-	(4,360)	(2,000)	(117,493)	(21,592)
Net transfers (to) from the Company and/or Subaccounts	(13)	967	1	(9)	132	(8,544)	(3,576)

Increase (decrease) in net assets resulting from Contract transactions	(107)	(6,321)	(5)	(4,379)	(1,731)	(125,902)	(25,399)

Total increase (decrease) in net assets	8,054	3,266	62	(3,916)	(2,910)	219	87,368

NET ASSETS:
Beginning of period	35,643	98,896	1,838	8,919	86,738	439,551	479,801

End of period	$43,697	$102,162	$1,900	$5,003	$83,828	$439,770	$567,169

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS VIT Growth Series, Initial Class	MFS VIT II High Yield Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(41)	$272	$182	$156	$(3,123)	$(4,714)	$188
Net realized gain (loss) on investments	(6)	674	1,166	(34)	21,485	49,936	(8)
Change in net unrealized appreciation (depreciation) on investments	625	5,592	(1,539)	(83)	44,129	39,191	27

Net increase (decrease) in net assets resulting from operations	578	6,538	(191)	39	62,491	84,413	207

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	120	240	-	66	300	-
Contract maintenance charges	(6)	(50)	(118)	(35)	(177)	(204)	(13)
Contract owners' benefits	-	(2,268)	(3,807)	-	(44,557)	(43,626)	-
Net transfers (to) from the Company and/or Subaccounts	6	1,336	2,761	1	(10,163)	(11,673)	52

Increase (decrease) in net assets resulting from Contract transactions	-	(862)	(924)	(34)	(54,831)	(55,203)	39

Total increase (decrease) in net assets	578	5,676	(1,115)	5	7,660	29,210	246

NET ASSETS:
Beginning of period	2,599	75,614	59,788	13,314	214,419	300,902	3,774

End of period	$3,177	$81,290	$58,673	$13,319	$222,079	$330,112	$4,020

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT Investors Trust Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Series, Initial Class	MFS VIT Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(922)	$(249)	$2,374	$11	$415	$(136)
Net realized gain (loss) on investments	10,333	1,981	11,161	323	265	(41)
Change in net unrealized appreciation (depreciation) on investments	11,662	3,174	(575)	59	(1,588)	(1,092)

Net increase (decrease) in net assets resulting from operations	21,073	4,906	12,960	393	(908)	(1,269)

CONTRACT TRANSACTIONS:
Contract owners' net payments	120	-	-	-	120	-
Contract maintenance charges	(48)	(40)	(184)	(6)	(52)	(6)
Contract owners' benefits	(416)	-	(3,479)	-	(1,351)	-
Net transfers (to) from the Company and/or Subaccounts	(309)	(20)	5,997	-	350	1,032

Increase (decrease) in net assets resulting from Contract transactions	(653)	(60)	2,334	(6)	(933)	1,026

Total increase (decrease) in net assets	20,420	4,846	15,294	387	(1,841)	(243)

NET ASSETS:
Beginning of period	118,181	28,507	206,143	3,910	47,750	9,638

End of period	$138,601	$33,353	$221,437	$4,297	$45,909	$9,395

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Concluded)

See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The Titanium Annuity Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:

     Titanium Variable Annuity

For the years ended December 31, 2025 and 2024, the Separate Account was invested in up to 34 Subaccounts, as follows:

Alger Balanced Portfolio, Class I-2
Alger Capital Appreciation Portfolio, Class I-2
Alger Growth & Income Portfolio, Class I-2
Alger Large Cap Growth Portfolio, Class I-2
Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2
Allspring VT Discovery SMID Cap Growth Fund, Class 2
Allspring VT Index Asset Allocation Fund, Class 2
Allspring VT International Equity Fund, Class 1 (a)
Allspring VT Opportunity Fund, Class 2
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares
BNY Mellon VIF Appreciation Portfolio, Initial Shares
BNY Mellon VIF Government Money Market Portfolio
DWS CROCI U.S. VIP, Class A
DWS Equity 500 Index VIP, Class A
DWS Small Cap Index VIP, Class A
DWS Small Mid Cap Growth VIP, Class A(a)
DWS Small Mid Cap Value VIP, Class A
Franklin Global Real Estate VIP Fund, Class 2
Invesco V.I. American Franchise Fund, Series I
Invesco V.I. Core Equity Fund, Series I
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
Invesco V.I. Equity and Income Fund, Series I
Invesco V.I. EQV International Equity Fund, Series I
Invesco V.I. Government Securities Fund, Series I
Invesco V.I. Technology Fund, Series I
MFS VIT Growth Series, Initial Class
MFS VIT II High Yield Portfolio, Initial Class
MFS VIT Investors Trust Series, Initial Class
MFS VIT Research Series, Initial Class
MFS VIT Total Return Series, Initial Class
MFS VIT Value Series, Initial Class
Templeton Foreign VIP Fund, Class 2
Templeton Global Bond VIP Fund, Class 2

(a)	See Subaccount Change table below

Subaccount Change: Liquidation

During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
DWS Small Mid Cap Growth VIP, Class A	September 10, 2025
Allspring VT International Equity Fund, Class 1	April 29, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes table which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Alger Balanced Portfolio, Class I-2	$2,275	$660
Alger Capital Appreciation Portfolio, Class I-2	75,588	58,174
Alger Growth & Income Portfolio, Class I-2	29,258	19,537
Alger Large Cap Growth Portfolio, Class I-2	53,373	43,786
Alger Mid Cap Growth Portfolio, Class I-2	7,291	32,151
Alger Small Cap Growth Portfolio, Class I-2	3,782	3,167
Allspring VT Discovery SMID Cap Growth Fund, Class 2	6,277	18,228
Allspring VT Index Asset Allocation Fund, Class 2	195	94
Allspring VT Opportunity Fund, Class 2	36,338	21,636
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	5,816	7,463
BNY Mellon VIF Appreciation Portfolio, Initial Shares	13,970	1,310
BNY Mellon VIF Government Money Market Portfolio	58,847	38,244
DWS CROCI U.S. VIP, Class A	2,125	294
DWS Equity 500 Index VIP, Class A	4,538	754
DWS Small Cap Index VIP, Class A	10,889	12,610
DWS Small Mid Cap Growth VIP, Class A	137	2,035
DWS Small Mid Cap Value VIP, Class A	625	72
Franklin Global Real Estate VIP Fund, Class 2	8,346	2,659
Invesco V.I. American Franchise Fund, Series I	42,820	32,259
Invesco V.I. Core Equity Fund, Series I	51,898	35,206
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	271	50
Invesco V.I. Equity and Income Fund, Series I	7,471	5,079
Invesco V.I. EQV International Equity Fund, Series I	5,474	4,450
Invesco V.I. Government Securities Fund, Series I	427	226
Invesco V.I. Technology Fund, Series I	29,257	32,107
MFS VIT Growth Series, Initial Class	61,936	36,137
MFS VIT II High Yield Portfolio, Initial Class	342	90
MFS VIT Investors Trust Series, Initial Class	61,332	5,040
MFS VIT Research Series, Initial Class	6,587	8,586
MFS VIT Total Return Series, Initial Class	31,965	9,527
MFS VIT Value Series, Initial Class	414	69
Templeton Foreign VIP Fund, Class 2	4,378	6,656
Templeton Global Bond VIP Fund, Class 2	359	153

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025					2024
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Alger Balanced Portfolio, Class I-2	12		14		(2)	8		8		-
Alger Capital Appreciation Portfolio, Class I-2	43		713		(670)	2,759		2,752		7
Alger Growth & Income Portfolio, Class I-2	19		423		(404)	23		661		(638)
Alger Large Cap Growth Portfolio, Class I-2	89		807		(718)	2,339		3,343		(1,004)
Alger Mid Cap Growth Portfolio, Class I-2	226		750		(524)	3,063		3,793		(730)
Alger Small Cap Growth Portfolio, Class I-2	135		94		41	63		1,501		(1,438)
Allspring VT Discovery SMID Cap Growth Fund, Class 2	193		586		(393)	2,214		1,295		919
Allspring VT Index Asset Allocation Fund, Class 2	-		2		(2)	-		2		(2)
Allspring VT International Equity Fund, Class 1	-		-		-	85		1,423		(1,338)
Allspring VT Opportunity Fund, Class 2	190		352		(162)	1,142		1,835		(693)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	26		215		(189)	14		1,338		(1,324)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	26		3		23	24		51		(27)
BNY Mellon VIF Government Money Market Portfolio	3,689		2,995		694	15,144		9,360		5,784
DWS CROCI U.S. VIP, Class A	-		-		-	-		42		(42)
DWS Equity 500 Index VIP, Class A	0	*	2		(2)	0	*	2		(2)
DWS Small Cap Index VIP, Class A	101		261		(160)	93		247		(154)
DWS Small Mid Cap Growth VIP, Class A	0	*	76		(76)	-		0	*	(0)*
DWS Small Mid Cap Value VIP, Class A	-		-		-	1		165		(164)
Franklin Global Real Estate VIP Fund, Class 2	417		84		333	216		303		(87)
Invesco V.I. American Franchise Fund, Series I	30		851		(821)	16		4,994		(4,978)
Invesco V.I. Core Equity Fund, Series I	124		940		(816)	268		1,104		(836)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-		0	*	(0)*	-		0	*	(0)*
Invesco V.I. Equity and Income Fund, Series I	102		327		(225)	2,308		1,332		976
Invesco V.I. EQV International Equity Fund, Series I	27		150		(123)	140		171		(31)
Invesco V.I. Government Securities Fund, Series I	-		3		(3)	-		3		(3)
Invesco V.I. Technology Fund, Series I	217		1,658		(1,441)	172		4,125		(3,953)
MFS VIT Growth Series, Initial Class	17		717		(700)	14		1,475		(1,461)
MFS VIT II High Yield Portfolio, Initial Class	4		2		2	4		1		3
MFS VIT Investors Trust Series, Initial Class	6		77		(71)	4		22		(18)
MFS VIT Research Series, Initial Class	1		215		(214)	1		3		(2)
MFS VIT Total Return Series, Initial Class	281		204		77	304		231		73
MFS VIT Value Series, Initial Class	-		0	*	(0)*	-		0	*	(0)*

	2025				2024
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
Templeton Foreign VIP Fund, Class 2	10	364		(354)	1,090	534		556
Templeton Global Bond VIP Fund, Class 2	21	0	*	21	64	0	*	64

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The Contract expenses offered by the Company may not directly equate to the expenses by Subaccount in the Financial Hightlights footnote as Contract owners may not have invested in all available products during the current year.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations, if applicable.	a daily fee amounting to a per annum aggregate of 0.15% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.25% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable

Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$35 annually

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$20 per withdrawal or 2% of the amount withdrawn, whichever is less, after the first 12 withdrawals in any Contract year

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

6.	FINANCIAL HIGHLIGHTS

The Company sold one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner’s account. The summaries may not reflect or directly equate to the Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented, and total returns presented represent returns for the longest period invested.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Alger Balanced Portfolio, Class I-2
2025	0	*	$35.85	$16	2.84%	1.40%	14.55%
2024	0	*	31.29	14	0.00%	1.40%	15.44%
2023	0	*	27.11	12	1.47%	1.40%	15.81%
2022	0	*	23.41	10	1.10%	1.40%	(12.53)%
2021	0	*	26.76	12	0.84%	1.40%	17.48%
Alger Capital Appreciation Portfolio, Class I-2
2025	5		84.83	467	0.00%	1.40%	31.04%
2024	6		64.74	396	0.00%	1.40%	46.08%
2023	6		44.32	343	0.00%	1.40%	41.16%
2022	7		31.39	306	0.00%	1.40%	(37.40)%
2021	7		60.48	435	0.00%	1.40%	17.48%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Alger Growth & Income Portfolio, Class I-2
2025	5	$43.26	$227	1.57%	1.40%	19.15%
2024	6	36.30	206	0.59%	1.40%	20.96%
2023	6	30.01	189	1.39%	1.40%	22.22%
2022	7	24.56	162	1.33%	1.40%	(16.15)%
2021	7	29.29	208	1.13%	1.40%	29.85%
Alger Large Cap Growth Portfolio, Class I-2
2025	9	52.69	465	0.00%	1.40%	28.47%
2024	10	41.01	390	0.00%	1.40%	40.90%
2023	11	29.11	333	0.00%	1.40%	30.84%
2022	12	22.25	310	0.00%	1.40%	(39.50)%
2021	13	39.37	509	0.00%	1.40%	10.30%
Alger Mid Cap Growth Portfolio, Class I-2
2025	8	39.50	308	0.00%	1.40%	15.15%
2024	8	34.30	286	0.00%	1.40%	19.39%
2023	9	28.73	305	0.00%	1.40%	21.48%
2022	11	23.65	319	0.00%	1.40%	(36.96)%
2021	10	43.49	420	0.00%	1.40%	2.76%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Alger Small Cap Growth Portfolio, Class I-2
2025	2		$27.63	$53	0.00%	1.40%	4.45%
2024	2		26.45	50	0.27%	1.40%	6.63%
2023	3		24.81	82	0.00%	1.40%	14.89%
2022	4		21.59	81	0.00%	1.40%	(38.87)%
2021	4		35.32	125	0.00%	1.40%	(7.36)%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2025	6		27.85	170	0.00%	1.40%	3.93%
2024	6		26.79	174	0.00%	1.40%	16.49%
2023	6		23.00	156	0.00%	1.40%	18.49%
2022	6		19.41	157	0.00%	1.40%	(38.71)%
2021	6		37.68	226	0.00%	1.40%	(6.35)%
Allspring VT Index Asset Allocation Fund, Class 2
2025	0	*	33.57	2	1.24%	1.40%	9.94%
2024	0	*	30.53	2	1.31%	1.40%	13.27%
2023	0	*	26.95	2	0.96%	1.40%	15.09%
2022	0	*	23.42	2	0.61%	1.40%	(18.17)%
2021	0	*	28.62	2	0.58%	1.40%	14.40%
Allspring VT International Equity Fund, Class 1
2024	-		15.09	-	2.25%	1.40%	0.76%
2023	1		14.98	20	1.49%	1.40%	14.21%
2022	2		13.11	32	3.32%	1.40%	(12.70)%
2021	3		15.02	46	1.38%	1.40%	5.91%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Allspring VT Opportunity Fund, Class 2
2025	5	$53.59	$264	0.05%	1.40%	5.24%
2024	5	50.93	259	0.05%	1.40%	13.45%
2023	6	44.89	286	0.00%	1.40%	24.76%
2022	6	35.98	264	0.00%	1.40%	(21.90)%
2021	7	50.08	338	0.04%	1.40%	23.06%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares
2025	2	33.67	62	0.26%	1.40%	14.37%
2024	2	29.44	60	0.61%	1.40%	23.16%
2023	3	23.91	80	0.74%	1.40%	22.12%
2022	4	19.58	69	0.55%	1.40%	(23.94)%
2021	5	25.74	127	0.71%	1.40%	25.24%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2025	2	43.04	91	0.37%	1.40%	8.55%
2024	2	39.65	83	0.42%	1.40%	11.24%
2023	2	35.65	75	0.71%	1.40%	19.30%
2022	2	29.88	73	0.61%	1.40%	(19.19)%
2021	3	36.97	94	0.44%	1.40%	25.38%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
BNY Mellon VIF Government Money Market Portfolio
2025	53	$10.50	$555	3.86%	1.40%	2.50%
2024	52	10.25	533	4.63%	1.40%	3.28%
2023	46	9.92	496	4.52%	1.40%	3.18%
2022	49	9.61	349	1.33%	1.40%	(0.13)%
2021	59	9.63	605	0.01%	1.40%	(1.37)%
DWS CROCI U.S. VIP, Class A
2025	1	27.49	24	1.34%	1.40%	15.57%
2024	1	23.79	21	1.49%	1.40%	16.13%
2023	1	20.48	19	1.68%	1.40%	19.10%
2022	1	17.20	15	1.71%	1.40%	(16.56)%
2021	1	20.61	18	1.84%	1.40%	24.94%
DWS Equity 500 Index VIP, Class A
2025	1	68.98	51	1.06%	1.40%	16.01%
2024	1	59.46	44	1.20%	1.40%	22.90%
2023	1	48.38	36	1.35%	1.40%	24.27%
2022	1	38.93	30	1.19%	1.40%	(19.46)%
2021	1	48.34	37	1.40%	1.40%	26.63%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
DWS Small Cap Index VIP, Class A
2025	2		$45.01	$106	1.36%	1.40%	11.08%
2024	3		40.52	102	1.18%	1.40%	9.61%
2023	3		36.96	99	1.02%	1.40%	15.15%
2022	4		32.10	122	0.82%	1.40%	(21.73)%
2021	4		41.01	177	0.80%	1.40%	12.92%
DWS Small Mid Cap Growth VIP, Class A
2025	-		-	-	0.00%	1.40%	6.17%
2024	0	*	24.86	2	0.00%	1.40%	3.69%
2023	0	*	23.97	2	0.03%	1.40%	17.19%
2022	0	*	20.46	2	0.00%	1.40%	(29.01)%
2021	0	*	28.82	2	0.04%	1.40%	12.27%
DWS Small Mid Cap Value VIP, Class A
2025	0	*	30.93	6	0.98%	1.40%	16.58%
2024	0	*	26.53	5	1.37%	1.40%	4.73%
2023	0	*	25.33	9	1.16%	1.40%	13.37%
2022	0	*	22.34	8	0.79%	1.40%	(16.96)%
2021	0	*	26.91	10	1.37%	1.40%	28.70%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Franklin Global Real Estate VIP Fund, Class 2
2025	5	$17.43	$95	1.37%	1.40%	6.44%
2024	5	16.38	84	1.87%	1.40%	(1.70)%
2023	5	16.66	87	2.83%	1.40%	9.90%
2022	5	15.16	74	2.36%	1.40%	(27.08)%
2021	6	20.79	119	0.88%	1.40%	25.04%
Invesco V.I. American Franchise Fund, Series I
2025	14	32.06	458	0.00%	1.40%	10.12%
2024	15	29.11	440	0.00%	1.40%	33.02%
2023	20	21.88	440	0.00%	1.40%	38.99%
2022	24	15.75	370	0.00%	1.40%	(32.06)%
2021	23	23.18	543	0.00%	1.40%	10.38%
Invesco V.I. Core Equity Fund, Series I
2025	20	31.74	624	0.66%	1.40%	14.56%
2024	20	27.70	567	0.69%	1.40%	23.86%
2023	21	22.37	480	0.73%	1.40%	21.67%
2022	22	18.38	412	0.84%	1.40%	(21.64)%
2021	24	23.46	556	0.68%	1.40%	25.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2025	0	*	$16.82	$3	0.00%	1.40%	3.34%
2024	0	*	16.27	3	0.00%	1.40%	22.51%
2023	0	*	13.28	3	0.00%	1.40%	11.59%
2022	0	*	11.90	2	0.00%	1.40%	(31.93)%
2021	1		17.49	10	0.00%	1.40%	17.45%
Invesco V.I. Equity and Income Fund, Series I
2025	7		13.21	88	2.13%	1.40%	11.25%
2024	7		11.87	81	1.81%	1.40%	10.56%
2023	6		10.74	76	2.01%	1.40%	9.03%
2022	6		9.85	85	1.43%	1.40%	(8.78)%
2021	7		10.80	68	1.60%	1.40%	4.75%
Invesco V.I. EQV International Equity Fund, Series I
2025	3		24.55	64	1.42%	1.40%	14.89%
2024	3		21.37	59	1.70%	1.40%	(0.78)%
2023	3		21.54	60	0.20%	1.40%	16.52%
2022	3		18.49	52	1.39%	1.40%	(19.43)%
2021	4		22.94	95	1.26%	1.40%	4.43%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Invesco V.I. Government Securities Fund, Series I
2025	1	$13.23	$14	3.11%	1.40%	5.89%
2024	1	12.49	13	2.57%	1.40%	0.31%
2023	1	12.46	13	2.08%	1.40%	3.18%
2022	1	12.07	13	1.97%	1.40%	(11.53)%
2021	1	13.65	15	2.41%	1.40%	(3.62)%
Invesco V.I. Technology Fund, Series I
2025	13	18.58	237	0.00%	1.40%	18.80%
2024	14	15.64	222	0.00%	1.40%	32.41%
2023	18	11.81	214	0.00%	1.40%	44.92%
2022	25	8.15	206	0.00%	1.40%	(40.78)%
2021	23	13.76	322	0.00%	1.40%	12.83%
MFS VIT Growth Series, Initial Class
2025	7	45.45	333	0.00%	1.40%	10.65%
2024	8	41.08	330	0.00%	1.40%	29.64%
2023	9	31.68	301	0.00%	1.40%	33.99%
2022	10	23.65	243	0.00%	1.40%	(32.58)%
2021	11	35.07	393	0.00%	1.40%	21.83%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
MFS VIT II High Yield Portfolio, Initial Class
2025	0	*	$14.78	$4	6.79%	1.40%	7.15%
2024	0	*	13.80	4	6.20%	1.40%	5.44%
2023	0	*	13.08	4	5.71%	1.40%	10.86%
2022	0	*	11.80	4	5.37%	1.40%	(11.75)%
2021	0	*	13.37	5	4.96%	1.40%	2.06%
MFS VIT Investors Trust Series, Initial Class
2025	4		43.36	152	1.61%	1.40%	12.00%
2024	4		38.72	139	0.70%	1.40%	17.86%
2023	4		32.85	118	0.73%	1.40%	17.34%
2022	4		27.99	101	0.63%	1.40%	(17.64)%
2021	4		33.99	128	0.65%	1.40%	25.06%
MFS VIT Research Series, Initial Class
2025	1		40.85	28	0.94%	1.40%	11.29%
2024	1		36.70	33	0.61%	1.40%	17.22%
2023	1		31.31	29	0.50%	1.40%	20.73%
2022	1		25.93	26	0.44%	1.40%	(18.35)%
2021	1		31.76	36	0.55%	1.40%	23.08%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
MFS VIT Total Return Series, Initial Class
2025	7		$33.11	$245	2.73%	1.40%	9.63%
2024	7		30.20	221	2.50%	1.40%	6.26%
2023	7		28.42	206	2.06%	1.40%	8.92%
2022	7		26.09	193	1.59%	1.40%	(10.83)%
2021	9		29.26	252	1.82%	1.40%	12.54%
MFS VIT Value Series, Initial Class
2025	0	*	39.85	5	1.61%	1.40%	11.45%
2024	0	*	35.75	4	1.65%	1.40%	10.06%
2023	0	*	32.48	4	1.65%	1.40%	6.45%
2022	0	*	30.52	4	1.34%	1.40%	(7.20)%
2021	0	*	32.89	4	1.02%	1.40%	23.72%
Templeton Foreign VIP Fund, Class 2
2025	3		19.86	51	2.30%	1.40%	27.41%
2024	3		15.59	46	2.42%	1.40%	(2.37)%
2023	2		15.96	48	3.19%	1.40%	19.09%
2022	2		13.41	48	2.21%	1.40%	(8.88)%
2021	3		17.87	46	1.55%	1.40%	2.72%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Templeton Global Bond VIP Fund, Class 2
2025	1	$17.39	$11	0.00%	1.40%	14.13%
2024	1	15.23	9	0.00%	1.40%	(12.60)%
2023	1	17.43	10	0.00%	1.40%	1.47%
2022	1	17.18	9	0.00%	1.40%	(6.26)%
2021	1	18.33	10	0.00%	1.40%	(6.30)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.